Discontinued Operations (Details) ¥ in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
	Mar. 01, 2022 USD ($)	Mar. 01, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 USD ($)	Nov. 24, 2020 USD ($)
Discontinued Operations (Details) [Line Items]
Net liability		¥ 1	$ 168	$ 45,564
Financial Leasing | ¥		1
Additional paid-in capital		21,059	114,084	95,764				$ 867	$ 14,432
Non controlling interest (in Dollars)	$ 2,163
Related party cost		¥ 1		$ 4,710	[1]
Transfer percentage	25.00%	25.00%
Shengda Group [Member]
Discontinued Operations (Details) [Line Items]
Additional paid-in capital			21,874
Non controlling interest (in Dollars)			$ 2,168
Business Combination [Member]
Discontinued Operations (Details) [Line Items]
Equity interest		25.00%
Business Combination [Member] | ASTS Holdings Limited [Member]
Discontinued Operations (Details) [Line Items]
Equity interest		100.00%
Business Combination [Member] | Mr. Li Qin [Member]
Discontinued Operations (Details) [Line Items]
Equity interest		100.00%

[1]	Other payables to Shengda Group were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.